Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Critical Accounting Estimates And Judgements
Unutilised tax losses	£ 73,400	£ 71,100	£ 67,200
Loss from operations	7,080
Negative cash flows from operating activities	6,830
Accumulated deficit	142,820
Cash and cash equivalents	£ 5,970